Key management personnel	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Key management personnel
24    Key management personnel
Key management personnel compensation comprises:

	2021	2020	2019
	US$	US$	US$
Short-term employee benefits	14,081,625	12,564,637	11,557,506
Post-employment benefits	744,951	1,172,727	1,490,716
Share-based payments	11,601,866	13,514,588	15,821,972

Total	26,428,442	27,251,952	28,870,194

Key Management Personnel (KMP) includes the roles which have the authority and responsibility for planning, directing and controlling the activities of BHP. These are
Non-executive
Directors, the CEO, the Chief Financial Officer, the President Minerals Australia, the President Minerals Americas and the President Petroleum.
Transactions and outstanding loans/amounts with key management personnel
There were no purchases by key management personnel from the Group during FY2021 (2020: US$ nil; 2019: US$ nil).
There were no amounts payable by key management personnel at 30 June 2021 (2020: US$ nil; 2019: US$ nil).
There were no loans receivable from or payable to key management personnel at 30 June 2021 (2020: US$ nil; 2019: US$ nil).
Transactions with personally related entities
A number of Directors of the Group hold or have held positions in other companies (personally related entities) where it is considered they control or significantly influence the financial or operating policies of those entities. There were no reportable transactions with those entities and no amounts were owed by the Group to personally related entities at 30 June 2021 (2020: US$ nil; 2019: US$ nil).
For more information on remuneration and transactions with key management personnel, refer to section 2.2.